Contingent liabilities and legal proceedings	12 Months Ended
Mar. 31, 2020
Contingent liabilities and legal proceedings
Contingent liabilities and legal proceedings

 29. Contingent liabilities and legal proceedings

Contingent liabilities are potential future cash outflows, where the likelihood of payment is considered more than remote, but is not considered probable or cannot be measured reliably.

	2020	2019
	€m	€m
Performance bonds[1]	414	337
Other guarantees[2]	2,908	2,943

Notes:

1

Performance bonds require the Group to make payments to third parties in the event that the Group does not perform what is expected of it under the terms of any related contracts or commercial arrangements.

2

Other guarantees principally comprise Vodafone Group Plc’s guarantee of the Group’s 50% share of an AUD1.7 billion loan facility and a US$3.5 billion loan facility of its joint venture, Vodafone Hutchison Australia Pty Limited. The Group’s share of these loan balances is included in the net investment in joint venture (see note 12 “Investments in associates and joint arrangements”).

UK pension schemes

The Group’s main defined benefit plan is the Vodafone UK Group Pension Scheme (‘Vodafone UK Plan’) which has two segregated sections, the Vodafone Section and the CWW Section, as detailed in note 25 “Post employment benefits”.

The Group has covenanted to provide security in favour of both the Vodafone Section and CWW Section whilst a deficit remains. The deficit is measured on a prescribed basis agreed between the Group and trustee. The Group provides surety bonds as the security.

The level of the security has varied since inception in line with the movement in the Vodafone UK Plan deficit. At 31 March 2020 the Vodafone UK Plan retains security over €791 million (notional value) for the Vodafone Section and €198 million (notional value) for the CWW Section. The security may be substituted either on a voluntary or mandatory basis. The Company has also provided two guarantees to the Vodafone Section of the Vodafone UK Plan for a combined value up to €1.41 billion to provide security over the deficit under certain defined circumstances, including insolvency of the employers. The Company has also agreed a similar guarantee of up to €1.41 billion for the CWW Section.

An additional smaller UK defined benefit plan, the THUS Plc Group Scheme, has a guarantee from the Company for up to €113 million.

Legal proceedings

The Company and its subsidiaries are currently, and may from time to time become, involved in a number of legal proceedings, including inquiries from, or discussions with, governmental authorities that are incidental to their operations. However, save as disclosed below, the Company does not believe that it or its subsidiaries are currently involved in (i) any legal or arbitration proceedings (including any governmental proceedings which are pending or known to be contemplated) which may have, or have had in the 12 months preceding the date of this report, a material adverse effect on the financial position or profitability of the Group; or (ii) any material proceedings in which any of the Company’s Directors, members of senior management or affiliates are either a party adverse to the Company or its subsidiaries or have a material interest adverse to the Company or its subsidiaries. Due to inherent uncertainties, the Company cannot make any accurate quantification of any cost, or timing of such cost, which may arise from any of the legal proceedings referred to in this Annual Report, however costs in complex litigation can be substantial.

Indian tax cases

In August 2007 and September 2007, Vodafone India Limited (‘Vodafone India’) and Vodafone International Holdings BV (‘VIHBV’) respectively received notices from the Indian tax authority alleging potential liability in connection with an alleged failure by VIHBV to deduct withholding tax from consideration paid to the Hutchison Telecommunications International Limited group (‘HTIL’) in respect of HTIL’s gain on its disposal to VIHBV of its interests in a wholly-owned Cayman Island incorporated subsidiary that indirectly held interests in Vodafone India. Following approximately five years of litigation in the Indian courts in which VIHBV sought to set aside the tax demand issued by the Indian tax authority, in January 2012 the Supreme Court of India handed down its judgement, holding that VIHBV’s interpretation of the Income Tax Act 1961 was correct, that the HTIL transaction in 2007 was not taxable in India, and that consequently, VIHBV had no obligation to withhold tax from consideration paid to HTIL in respect of the transaction. The Supreme Court of India quashed the relevant notices and demands issued to VIHBV in respect of withholding tax and interest.

On 28 May 2012 the Finance Act 2012 became law. The Finance Act 2012, which amended various provisions of the Income Tax Act 1961 with retrospective effect, contained provisions intended to tax any gain on transfer of shares in a non-Indian company, which derives substantial value from underlying Indian assets, such as VIHBV’s transaction with HTIL in 2007. Further, it sought to subject a purchaser, such as VIHBV, to a retrospective obligation to withhold tax. VIHBV received a letter on 3 January 2013 from the Indian tax authority reminding it of the tax demand raised prior to the Supreme Court of India’s judgement and purporting to update the interest element of that demand to a total amount of INR142 billion, which included principal and interest as calculated by the Indian tax authority but did not include penalties.

On 10 January 2014, VIHBV served an amended trigger notice on the Indian Government under the Netherlands-India Bilateral Investment Treaty (‘Dutch BIT’), supplementing a trigger notice filed on 17 April 2012, immediately prior to the Finance Act 2012 becoming effective, to add claims relating to an attempt by the Indian Government to tax aspects of the transaction with HTIL under transfer pricing rules. A trigger notice announces a party’s intention to submit a claim to arbitration and triggers a cooling off period during which both parties may seek to resolve the dispute amicably. Notwithstanding their attempts, the parties were unable to amicably resolve the dispute within the cooling off period stipulated in the Dutch BIT. On 17 April 2014, VIHBV served its notice of arbitration under the Dutch BIT, formally commencing the Dutch BIT arbitration proceedings.

In June 2016, the tribunal was fully constituted with Sir Franklin Berman KCMG QC appointed as presiding arbitrator. The Indian Government raised objections to the application of the treaty to VIHBV’s claims and to the jurisdiction of the tribunal under the Dutch BIT. On 19 June 2017, the tribunal decided to try both these jurisdictional objections along with the merits of VIHBV’s claim in February 2019. Further attempts by the Indian Government to have the jurisdiction arguments heard separately also failed. VIHBV filed its response to India’s defence in July 2018 and India responded in December 2018. The arbitration hearing took place in February 2019, and a decision is expected mid to late 2020.

Separately, on 15 June 2015, Vodafone Group Plc and Vodafone Consolidated Holdings Limited served a trigger notice on the Indian Government under the United Kingdom-India Bilateral Investment Treaty (‘UK BIT’) in respect of retrospective tax claims under the Income Tax Act 1961 (as amended by the Finance Act 2012). Although relating to the same underlying facts as the claim under the Dutch BIT, the claim brought by Vodafone Group Plc and Vodafone Consolidated Holdings Limited is a separate and distinct claim under a different treaty. On 24 January 2017, Vodafone Group Plc and Vodafone Consolidated Holdings Limited served a Notice of Arbitration on the Indian Government formally commencing the arbitration.

The Indian Government has indicated that it considers the arbitration under the UK BIT to be an abuse of process but this is strongly denied by Vodafone. On 22 August 2017, the Indian Government obtained an injunction from the Delhi High Court preventing Vodafone from progressing the UK BIT arbitration. Vodafone was not present when India obtained this injunction and applied to dismiss it. On 26 October 2017, the Delhi High Court varied its order to permit Vodafone to participate in the formation of the UK BIT tribunal. The UK BIT tribunal now consists of Marcelo Kohen, an Argentinian national and professor of international law in Geneva (appointed by India), Neil Kaplan, a British national (appointed by Vodafone Group Plc) and Professor Campbell McLachlan QC, a New Zealand national (appointed by the parties as presiding arbitrator). On 7 May 2018, the Delhi High Court dismissed the injunction. The Indian Government appealed the decision and hearings took place in 2018 and 2019, with frequent adjournments. The case will be heard once the courts reopen after the COVID-19 lockdown has passed. In the meantime, Vodafone has undertaken to take no steps advancing the UK BIT pending resolution of the Indian Government’s appeal.

On 12 February 2016, VIHBV received a notice dated 4 February 2016 of an outstanding tax demand of INR221 billion (which included interest accruing since the date of the original demand) along with a statement that enforcement action, including against VIHBV’s indirectly held assets in India, would be taken if the demand was not satisfied. On 29 September 2017, VIHBV received an electronically generated demand in respect of alleged principal, interest and penalties in the amount of INR190.7 billion. This demand does not appear to have included any element for alleged accrued interest liability.

Separate proceedings in the Bombay High Court taken against VIHBV to seek to treat it as an agent of HTIL in respect of its alleged tax on the  same transaction, as well as penalties of up to 100% of the assessed withholding tax for the alleged failure to have withheld such taxes, were listed for hearing at the request of the Indian Government on 21 April 2016 despite the issue having been ruled upon by the Supreme Court of India.  The hearing has since been periodically listed and then adjourned or not reached hearing. VIHBV and Vodafone Group Plc will continue to defend vigorously any allegation that VIHBV or Vodafone India is liable to pay tax in connection with the transaction with HTIL and will continue to exercise all rights to seek redress including pursuant to the Dutch BIT and the UK BIT. We have not recorded a provision in respect of the retrospective provisions of the Income Tax Act 1961 (as amended by the Finance Act 2012) and any tax demands based upon such provisions.

Other Indian tax cases

Vodafone India Services Private Limited (‘VISPL’) (formerly 3GSPL) is involved in a number of tax cases with total claims exceeding €450 million plus interest, and penalties of up to 300% of the principal.

VISPL tax claims

VISPL has been assessed as owing tax of approximately €258 million (plus interest of €521 million) in respect of (i) a transfer pricing margin charged for the international call centre of HTIL prior to the 2007 transaction with Vodafone for HTIL assets in India; (ii) the sale of the international call centre by VISPL to HTIL; and (iii) the acquisition of and/or the alleged transfer of options held by VISPL for Vodafone India. The first two of the three heads of tax are subject to an indemnity by HTIL. The larger part of the potential claim is not subject to any indemnity. VISPL unsuccessfully challenged the merits of the tax demand in the statutory tax tribunal and the jurisdiction of the tax office to make the demand in the High Court. The Tax Appeal Tribunal heard the appeal and ruled in the Tax Office’s favour. VISPL lodged an appeal (and stay application) in the Bombay High Court which was concluded in early May 2015. On 13 July 2015 the tax authorities issued a revised tax assessment reducing the tax VISPL had previously been assessed as owing in respect of (i) and (ii) above. In the meantime, (i) a stay of the tax demand on a deposit of £20 million and (ii) a corporate guarantee by VIHBV for the balance of tax assessed remain in place. On 8 October 2015, the Bombay High Court ruled in favour of Vodafone in relation to the options and the call centre sale. The Tax Office has appealed to the Supreme Court of India. A hearing has been adjourned with no specified date.

Indian regulatory cases

Litigation remains pending in the Telecommunications Dispute Settlement Appellate Tribunal (‘TDSAT’), High Courts and the Supreme Court of India in relation to a number of significant regulatory issues including mobile termination rates, spectrum and licence fees, licence extension and 3G intracircle roaming.

Vodafone Idea

As part of the agreement to merge Vodafone India and Idea Cellular, the parties agreed a mechanism for payments between the Group and Vodafone Idea Limited (‘VIL’) pursuant to the crystallisation of certain identified contingent liabilities in relation to legal, regulatory, tax and other matters, including the AGR case, and refunds relating to Vodafone India and Idea Cellular. Cash payments or cash receipts relating to the aforementioned matters must have been made or received by VIL before any amount becomes due from or owed to the Group. Any future payments by the Group to VIL as a result of this agreement would only be made after satisfaction of this and other contractual conditions. The Group’s potential exposure under this mechanism is capped at INR 84 billion (approximately €1 billion). Having considered the payments made and refunds received by VIL in relation to certain contingent liabilities relating to Vodafone India and Idea Cellular, including those relating to the AGR case, and the significant uncertainties in relation to VIL’s ability to settle all liabilities relating to the AGR judgement, the Group has assessed a cash outflow of €235 million under the agreement to be probable at this time. On 22 April 2020, the Group announced that it has made an advance payment of US $200 million to VIL for amounts likely to be due under the terms of this mechanism.

3G Intra Circle Roaming: Vodafone India and others v Union of India

In April 2013, the Indian Department of Telecommunications (‘DoT’) issued a stoppage notice to Vodafone India's operating subsidiaries and other mobile operators requiring the immediate stoppage of the provision of 3G services on other operators’ mobile networks in an alleged breach of licence claim. The DoT also imposed a fine of approximately €5.5 million. Vodafone India applied to the Delhi High Court for an order quashing the DoT’s notice.

Interim relief from the notice was granted (but limited to existing customers at the time with the effect that Vodafone India was not able to provide 3G services to new customers on other operators’ 3G networks pending a decision on the issue). The dispute was referred to the TDSAT for decision, which ruled on 28 April 2014 that Vodafone India and the other operators were permitted to provide 3G services to their customers (current and future) on other operators’ networks. The DoT has appealed the judgement and sought a stay of the tribunal’s judgement. The DoT’s stay application was rejected by the Supreme Court of India. The matter is pending before the Supreme Court of India.

Other public interest litigation

Three public interest litigations have been initiated in the Supreme Court of India against the Indian Government and private operators on the grounds that the grant of additional spectrum beyond 4.4/6.2MHz was illegal. The cases seek appropriate investigation and compensation for the loss to the exchequer.

One time spectrum charges: Vodafone India v Union of India

The Indian Government has sought to impose one time spectrum charges of approximately €400 million on certain operating subsidiaries of Vodafone India. Vodafone India filed a petition before the TDSAT challenging the one time spectrum charges on the basis that they are illegal, violate Vodafone India’s licence terms and are arbitrary, unreasonable and discriminatory. The tribunal stayed enforcement of the Government’s spectrum demand pending resolution of the dispute. In July 2019, the TDSAT upheld the demand, in part, and in October VIL filed an appeal which was heard in the Supreme Court in March 2020. The Court rejected VIL’s appeal, upholding the TDSAT order. The DoT may now seek payment in accordance with that order.

Adjusted Gross Revenue (‘AGR’) dispute before the Supreme Court of India: VIL and others v Union of India

The DoT has been in dispute with telecom service providers in India for over a decade concerning the correct interpretation of licence provisions for fees based on AGR, a concept that is used in the calculation of licence and other fees payable by telecom service providers. On an appeal to the Supreme Court from a decision of the TDSAT substantially upholding the telecom service providers’ interpretation of AGR, the Supreme Court on 24 October 2019 held against the telecom service providers, including VIL. The Supreme Court’s ruling in favour of the DoT rendered the telecom service providers, including VIL, liable for principal, interest, penalties and interest on penalties on demands of the DoT in relation to licence fees. The DoT demands became due and payable within three months of the Supreme Court judgement.

In November 2019, the DoT issued an order for the AGR judgement debt to be determined through self-assessment and paid on or before 23 January 2020. VIL and other operators filed review petitions against the judgement, which were heard and dismissed on 16 January 2020. On 23 January 2020, the DoT announced that it would not take coercive action against telecom service providers which have not repaid their respective AGR judgement debts. Consequently, VIL and others did not pay any amount to the DoT. On 14 February 2020, after hearing applications from VIL and other operators, the Supreme Court ordered the DoT to withdraw its non-coercive order as well as requiring all Directors of VIL and other relevant operators to show cause as to why contempt proceedings should not be brought against them. On 17 February, 20 February and 16 March 2020, the company made payments totalling INR 68.5 billion (€0.8 billion) to the DoT. In another hearing on 18 March 2020, the Supreme Court ordered that no exercise of self-assessment/re-assessment should be performed and that the dues, as calculated by the DoT, should apply as per their original ruling in October 2019. On 18 June 2020, the Supreme Court considered an affidavit filed by VIL within which it was submitted that VIL would require the time period of twenty years, as proposed to the Supreme Court by the DoT, to make good its judgement debt liability and that banks were unable to provide any new guarantees as security. The Supreme Court requested that all telecom service providers provide additional financial and tax information and make further judgement debt re-payments, in good faith, before the next hearing listed for the third week of July 2020.

Based on submissions of the DoT in the Supreme Court proceedings (which the Group is unable to confirm as to their accuracy), VIL’s current liability appears to be INR 514 billion (€6.2 billion).

Other cases in the Group

Patent litigation

Germany

The telecoms industry is currently involved in significant levels of patent litigation brought by non-practising entities (‘NPEs’) which have acquired patent portfolios from current and former industry companies. Vodafone is currently a party to patent litigation cases in Germany brought against Vodafone Germany by IPCom and Intellectual Ventures. Vodafone has contractual indemnities from suppliers which have been invoked in relation to the alleged patent infringement liability.

Spain

Vodafone Group Plc has been sued in Spain by TOT Power Control (‘TOT’), an affiliate of Top Optimized Technologies. The claim makes a number of allegations including patent infringement, with TOT initially seeking over €500 million from Vodafone Group Plc as well as an injunction against using the technology in question. Vodafone’s initial challenge of the appropriateness of Spain as a venue for this dispute was denied. Vodafone Group Plc appealed the denial and was partially successful. In a decision dated 30 October 2017, the court ruled that while it did have jurisdiction to hear the infringement case relating to the Spanish patent, it was not competent to hear TOT’s contractual and competition law claims. This decision is subject to appeal. TOT’s application for an injunction was unsuccessful and TOT is appealing. The trial took place in September 2018 and in January 2020 judgement was handed down in Vodafone's favour. TOT has appealed but is no longer seeking €500 million from Vodafone Group Plc.

UK

On 22 February 2019, IPCom sued Vodafone Group Plc and Vodafone Limited for alleged patent infringement of two patents claimed to be essential to UMTS and LTE network standards. If IPCom could have established that one or more of its patents were valid and infringed, it could have sought an injunction against the UK network if a global licence for the patents was not agreed. The Court ordered expedited trials of the infringement and validity issues. The first was in November 2019 and the second in May 2020. However, after the trial in November 2019 the risk of injunction was removed, and IPCom has given up the second trial listed for May 2020. TOT, which had previously sued Vodafone in Spain, in December 2019 brought a similar claim in the English High Court. Vodafone is challenging jurisdiction.

Germany: Kabel Deutschland takeover – class actions

The German courts have been determining the adequacy of the mandatory cash offer made to minority shareholders in Vodafone’s takeover of Kabel Deutschland. Hearings took place in May 2019 and a decision was delivered in November 2019 in Vodafone's favour, rejecting all claims by minority shareholders. A number of shareholders have appealed.

Italy: British Telecom (Italy) v Vodafone Italy

The Italian Competition Authority concluded an investigation in 2007 when Vodafone Italy gave certain undertakings in relation to allegations that it had abused its dominant position in the wholesale market for mobile termination. In 2010, British Telecom (Italy) brought a civil damages claim against Vodafone Italy on the basis of the Competition Authority’s investigation and Vodafone Italy’s undertakings. British Telecom (Italy) sought damages in the amount of €280 million for abuse of dominant position by Vodafone Italy in the wholesale fixed to mobile termination market for the period from 1999 to 2007. A court appointed expert delivered an opinion to the Court that the range of damages in the case should be in the region of €10 million to €25 million which was reduced in a further supplementary report published in September 2014 to a range of €8 million to €11 million. Judgement was handed down by the court in August 2015, awarding €12 million (including interest) to British Telecom (Italy).

British Telecom (Italy) appealed the amount of the damages to the Court of Appeal of Milan. In addition, British Telecom (Italy) has asked again  for a reference to the European Court of Justice for an interpretation of the European community law on antitrust damages. Vodafone Italy also filed an appeal which was successful. British Telecom (Italy) was ordered to repay to Vodafone Italy the €12 million with interest and legal costs. British Telecom (Italy) filed an appeal to the Supreme Court in September 2018. A decision is not expected for several years.

Italy: Telecom Italia v Vodafone Italy (‘TeleTu’)

Telecom Italia brought civil claims against Vodafone Italy in relation to TeleTu’s alleged anti-competitive retention of customers. Telecom Italia seeks damages in the amount of €101 million. The Court decided on 9 June 2015 to appoint an expert to verify whether TeleTu has put in place anticompetitive retention activities. The expert prepared a draft report with a range of damages from €nil – €9 million. Vodafone filed its defences in December 2019 and a decision is expected during 2020.

Italy: Iliad v Vodafone Italy

In August 2019, Iliad filed a claim for €500 million against Vodafone Italy in the Civil Court of Milan. The claim alleges anti-competitive behaviour in relation to portability and certain advertising campaigns by Vodafone Italy. A number of preliminary hearings have taken place, and in May 2020 the Court rejected IIiad’s requests for interim measures, IIiad did not appeal.  The next hearing on damages will take place in October 2020.

Italian competition regulator

On 15 February 2018, the Italian competition regulator (AGCM) started proceedings against TIM, Fastweb, Wind/3 and the national telecom industry association (Asstel) as well as Vodafone Italy, alleging that the Italian telecoms operators shared competitively sensitive information and coordinated their initiatives in relation to their responses to a legislative change requiring them to switch from 28-day to monthly billing cycles. The telecom operators submitted their written responses to the AGCM's Statement of Objections, denying all allegations. On 31 January 2020 the AGCM issued its decision, imposing fines totalling €229 million against the operators, including €60 million against Vodafone. Vodafone Italy is appealing this decision.

Greece: Papistas Holdings SA, Mobile Trade Stores (formerly Papistas SA) and Athanasios and Loukia Papistas v Vodafone Greece, Vodafone Group Plc and certain Directors and Officers of Vodafone

In December 2013, Mr. and Mrs. Papistas, and companies owned or controlled by them, brought three claims in the Greek court in Athens against Vodafone Greece, Vodafone Group Plc and certain Directors and officers of Vodafone Greece and Vodafone Group Plc for purported damage caused by the alleged abuse of dominance and wrongful termination of a franchise arrangement with a Papistas company. Approximately €1.0 billion of the claim was directed exclusively at two former Directors of Vodafone. The balance of the claim (approximately €285.5 million) was sought from Vodafone Greece and Vodafone Group Plc on a joint and several basis. Both cases were adjourned to a hearing in September 2018, at which the plaintiffs withdrew all of their claims against Vodafone and its Directors. On 31 December 2018, the plaintiff filed a new, much lower value claim against Vodafone Greece, dropping the individual Directors and Vodafone Group Plc as defendants. On 5 April 2019, Mr Papistas withdrew this latest lawsuit, but in October 2019 filed several new cases against Vodafone Greece with a total value of approximately €330 million. Vodafone filed a counter claim and all claims were heard in February 2020, although Mr Papistas did not make the stamp duty payments required by the Court to have his case considered. In June 2020, the Court issued judgment in respect of the first part of Mr Papistas’ claims, dismissing them for non- payment of the court stamp duty.

Netherlands: Consumer credit/handset case

In February 2016, the Dutch Supreme Court ruled on the Dutch implementation of the EU Consumer Credit Directive and “instalment sales agreements” (a Dutch law concept), holding that bundled “all-in” mobile subscription agreements (i.e. device along with mobile services) are considered consumer credit agreements. As a result, VodafoneZiggo, together with the industry, has been working with the Ministry of Finance and the Competition Authority on compliance requirements going forward for such offers. The ruling also has retrospective effect. A number of small claims were submitted by individual customers in the small claims courts. On 15 February 2018, Consumentenbond (a claims agency) initiated collective claim proceedings against VodafoneZiggo, Tele2, T-Mobile and now KPN. A preliminary understanding has been reached with the claims agency and the Dutch Consumer Federation, to be finalised during 2020. As a result, the collective claim proceedings against VodafoneZiggo have been withdrawn.

UK: Phones 4U in Administration v Vodafone Limited and Vodafone Group Plc  and Others

In December 2018 the administrators of former UK indirect seller Phones 4U sued the three main UK mobile network operators (MNOs), including Vodafone, and their parent companies. The administrators allege a conspiracy between the MNOs to pull their business from Phones 4U thereby causing its collapse. The value of the claim is not pleaded but we understand it to be the total value of the business, possibly around £1 billion. Vodafone's alleged share of the liability is also not pleaded. Vodafone filed its defence on 18 April 2019, along with several other defendants, and the Administrators filed their Replies in October 2019. A case management hearing took place in March 2020, with another one scheduled for July 2020.